CREDIT FACILITIES	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
CREDIT FACILITIES [Text Block]

21. CREDIT FACILITIES

On June 30, 2018, the Corporation amended its bank credit facility agreement with Royal Bank of Canada. The following two facilities are available to the Corporation as of December 31, 2018:

  Revolving operating facility (“Facility #1”) of $8,500 available until May 31, 2019. The interest rate charged on borrowings from Facility #1 ranges from 0.35% to 0.75% per annum over the bank base rate.

  Term loan facility (“Facility #2”) of $5,000 to be utilized solely for the purposes of financing the cash consideration relating to acquisitions made by the Corporation. This facility is available until May 31, 2019. The interest rate charged on borrowings from Facility #2 ranges from 0.40% to 0.80% per annum over the bank base rate.

The Corporation is required to comply with certain financial and non-financial covenants under the agreement. The Corporation is in compliance with all applicable covenants on its facilities as at ended December 31, 2018. The Corporation did not have any borrowings as at or during the year ended December 31, 2018.

Capital management

The Corporation’s financial strategy is designed and formulated to maintain a flexible capital structure to allow the Corporation the ability to respond to changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, the Corporation may issue debt. The Corporation’s financing and refinancing decisions are made on a specific transaction basis and depend on such things as the Corporation’s needs, and market and economic conditions at the time of the transaction. The Corporation may invest in longer or shorter term investments depending on eventual liquidity requirements. The Corporation does not have any externally imposed capital compliance requirements other than restricted cash and those required to maintain the credit facilities. There were no changes in the Corporation’s approach to capital management during the year.